                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                                (SERIES I SHARES)

                        Supplement dated August 18, 2003
                       to the Prospectus dated May 1, 2003


The following information replaces in its entirety the information appearing under the heading "Fund Management - PORTFOLIO MANAGERS" on page 3 of the
Prospectus:

         "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

             - Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

             - Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

             - Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

             - Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                               (SERIES II SHARES)

                        Supplement dated August 18, 2003
                       to the Prospectus dated May 1, 2003



The following information replaces in its entirety the information appearing under the heading "Fund Management - PORTFOLIO MANAGERS" on page 5 of the
Prospectus:

         "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

           o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

           o Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

           o Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

           o Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                 SERIES I SHARES

                        Supplement dated August 18, 2003
                       to the Prospectus dated May 1, 2003


The following information replaces in its entirety the information appearing under the heading "Fund Management - PORTFOLIO MANAGERS: AIM V.I. Capital Appreciation Fund" on page 32 of the Prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

         o Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

         o Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

         o Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

              They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND

                                SERIES II SHARES

                        Supplement dated August 18, 2003
                       to the Prospectus dated May 1, 2003



The following information replaces in its entirety the information appearing under the heading "Fund Management - PORTFOLIO MANAGERS: AIM V.I. Capital Appreciation Fund" on page 38 of the Prospectus:

         o Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

         o Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

         o Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

         o Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

              They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).